Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax [Line Items]
U.S. federal statutory rate	35.00%	35.00%	34.00%
Tax benefit in connection with stock compensation expense	$ 224
Increase in deferred income tax provision due to increase in expected federal rate		$ 35
Deferred tax liabilities	6,686	$ 6,017
First Independence Corporation and Subsidiary [Member]
Income Tax [Line Items]
Deferred tax assets, net of state valuation allowance	3,023
Deferred tax liabilities	488
Acquired federal net operating losses	1,470
Acquired federal tax credits	$ 1,111
Domestic Tax Authority [Member] | First Independence Corporation and Subsidiary [Member]
Income Tax [Line Items]
Operating loss carry forwards, expiration date	Between 2030 and 2031
Tax credits, expiration date	Between 2027 and 2034
State and Local Jurisdiction [Member] | Kansas [Member]
Income Tax [Line Items]
Operating loss carry forwards, expiration date	Between 2016 and 2026
Operating loss carryforwards	$ 9,121
State and Local Jurisdiction [Member] | First Independence Corporation and Subsidiary [Member] | Kansas [Member]
Income Tax [Line Items]
Operating loss carry forwards, expiration date	Between 2019 and 2022.
Operating loss carryforwards	$ 3,891